Bank Loans (Details) - Short-Term Debt [Member]	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Bank Loans [Line Items]
Weighted average interest rate, percentage	4.01%	4.14%
Interest rate for bank loans			4.23%	4.74%